Investment Revenue (Loss) - Summary of Interest and Fee Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Revenue (Loss) [Abstract]
Interest revenue from investments at amortized cost	$ 3,781	$ 3,660
Interest and fee revenue from investments at FVTPL	1,374	6,036
Interest revenue from cash	9,362	7,043
Interest and fee revenue	$ 14,517	$ 16,739